Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 255,076	$ 308,330	$ 255,535	$ 60,103	$ 91,344	$ 59,941
Long-term investments - warrants held	458		560
Long-term investments	$ 255,534		$ 256,095